Expense Example (Large Cap Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Large Cap Trust
Expense Example:
Year 1	$ 86
Year 3	268
Year 5	466
Year 10	1,037
Series II, Large Cap Trust
Expense Example:
Year 1	106
Year 3	331
Year 5	574
Year 10	1,271
Series NAV, Large Cap Trust
Expense Example:
Year 1	81
Year 3	252
Year 5	439
Year 10	$ 978